Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Colorado BondShares with maximum sales charge
Average Annual Return, Percent	7.86%	3.11%	4.04%
Without Sales Load [Member] | COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Colorado BondShares without sales charge
Average Annual Return, Percent	13.24%	4.12%	4.55%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.39%	2.52%